Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Revenues
Operating expenses
General and administrative expenses	(1,815,071)	(432,005)
Total operating expenses	(1,815,071)	(432,005)
Other income (expenses), net
Other income		2
Foreign currency exchange loss	(573)	(3)
Total other income (expenses), net	(573)	(1)
Loss before income taxes	(1,815,644)	(432,006)
Income tax expenses
Net loss and comprehensive loss	$ (1,815,644)	$ (432,006)
Loss per share – basic (in Dollars per share)	$ (0.007)	$ (0.002)
Loss per share – diluted (in Dollars per share)	$ (0.007)	$ (0.002)
Weighted average shares – basic (in Shares)	271,577,292	247,122,604
Weighted average shares – diluted (in Shares)	271,577,292	247,122,604